Post-Employment and Other Long-Term Employees Benefits - Changes in Benefit Obligation and Plan Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Change in plan assets:
Plan assets at fair value at beginning of year	$ 718
Plan assets at fair value at end of year	743	$ 718
Pension Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	1,216	1,036
Service cost	36	31	$ 27
Interest cost	21	21	24
Employee contributions	4	4
Plan amendments		1
Benefits paid	(25)	(13)
Effect of settlement	(8)	(2)
Business combination	3
Actuarial (gain) loss	(48)	83
Foreign currency translation and other adjustments	(34)	55
Benefit obligation at end of year	1,165	1,216	1,036
Change in plan assets:
Plan assets at fair value at beginning of year	718	597
Actual return on plan assets	32	84
Employer contributions	17	17
Employee contributions	4	4
Benefits paid	(12)	(3)
Effect of settlement	(8)
Business combination	2
Foreign currency translation and other adjustments	(10)	19
Plan assets at fair value at end of year	743	718	597
Funded status	(422)	(498)
Net amount recognized in the balance sheet consisted of the following:
Non-current assets	15	4
Current liabilities	(11)	(9)
Long-term liabilities	(426)	(493)
Net amount recognized	(422)	(498)
Other Long-Term Benefit [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	101	88
Service cost	13	11	5
Interest cost	1	1	1
Benefits paid	(5)	(11)
Actuarial (gain) loss		3
Foreign currency translation and other adjustments	(16)	9
Benefit obligation at end of year	94	101	$ 88
Change in plan assets:
Funded status	(94)	(101)
Net amount recognized in the balance sheet consisted of the following:
Current liabilities	(4)	(4)
Long-term liabilities	(90)	(97)
Net amount recognized	$ (94)	$ (101)